Restatement of Previously Issued Financial Statements - Schedule of financial statements included in restatement (Details)	Jun. 30, 2021 $ / shares	Mar. 31, 2021 $ / shares	Jan. 26, 2021 $ / shares	Dec. 31, 2020 £ / shares
Condensed Financial Statements, Captions [Line Items]
Common Stock Par value | £ / shares				£ 0.01
As Previously Reported | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, redemption par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock Par value	0.0001	0.0001	0.0001
Restatement Adjustment [Member] | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, redemption par value	0.0001	0.0001	0.0001
Common Stock Par value	0.0001	0.0001	0.0001
As Restated [Member] | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, redemption par value	0.0001	0.0001	0.0001
Common Stock Par value	$ 0.0001	$ 0.0001	$ 0.0001